Commitments (Details) - USD ($)	Mar. 31, 2024	Mar. 19, 2024	Jan. 15, 2024
Commitments [Line Items]
Percentage of royalities	3.00%	3.00%	1.50%
Bottom of Range [Member]
Commitments [Line Items]
Annual maintenance fees	$ 25,000	$ 25,000
Top of Range [Member]
Commitments [Line Items]
Annual maintenance fees	$ 50,000	$ 50,000